COMBINED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Net premiums and other policy related revenues		$ 3,011	$ 1,016	$ 431
Other Income		224	0	0
Investment income		978	76	29
Realized Investment Gains (Losses)		(185)	(55)	9
Debt Securities, Available-for-Sale, Gain (Loss)		281	4	0
Revenues		4,309	1,041	469
Benefits paid on insurance contracts, net		(2,852)	(1,065)	(453)
Interest sensitive contract benefits		(357)	(60)	0
Insurance Commissions		(413)	0	0
Changes in deferred acquisition costs		339	30	0
Market risk benefit		127	(12)	0
Other reinsurance expenses		(78)	(11)	0
Operating expenses excluding transactions costs		(439)	(35)	(6)
Interest expense		(104)	(1)	0
Costs and Expenses		(3,777)	(1,154)	(459)
Income (Loss) from Subsidiaries, before Tax		532	(113)	10
Total income tax expense (recovery)		(31)	1	(3)
Net income (loss) for the year		501	(112)	7
Attributable to:
Non-controlling interests		2	0	0
Net income		$ 501	$ (112)	$ 7
Basic net income (loss) per class C share (in USD per share)		$ 13.75	$ (4.92)	$ 83.88
Brookfield Corporation
Attributable to:
Net income (loss) attributable to parent	[1]	$ 0	$ (17)	$ 7
Class A exchangeable and Class B shareholders
Attributable to:
Net income (loss) attributable to parent	[2]	6	3	0
Class C shareholders
Attributable to:
Net income (loss) attributable to parent		$ 493	$ (98)	$ 0

[1]	For the periods prior to June 28, 2021. See Note 1(b).
[2]	For the periods June 28, 2021 onward. See Note 1(b).